Leases (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Operating lease payments
2020	$ 578
2021	540
2022	370
2023	294
2024 and beyond	1,337
Total future minimum operating lease payments	3,119
Less effects of discounting	(340)
Less effects of practical expedient	0
Lease liabilities recognized	2,779
Short-term lease payments
2020	13
2021	0
2022	0
2023	0
2024 and beyond	0
Total future minimum short-term lease payments	13
Less effects of discounting	0
Less effects of practical expedient	(13)
Lease liabilities recognized	0
Finance lease payments
2020	114
2021	114
2022	57
2023	0
2024 and beyond	0
Total future minimum finance lease payments	285
Less effects of discounting	(13)
Less effects of practical expedient	0
Lease liabilities recognized	272
Total lease payments
2020	705
2021	654
2022	427
2023	294
2024 and beyond	1,337
Total future minimum lease payments	3,417
Less effects of discounting	(353)
Less effects of practical expedient	(13)
Lease liabilities recognized	$ 3,051